SEGMENT INFORMATION - Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total assets	$ 112,516	$ 112,004
Total liabilities	70,779	66,999
Equity accounted investments	19,943	20,807	$ 19,719
Core Office
Disclosure of operating segments [line items]
Total assets	34,039	37,661
Total liabilities	17,581	18,172
Equity accounted investments	8,547	9,819
Core Retail
Disclosure of operating segments [line items]
Total assets	30,363	30,585
Total liabilities	13,850	14,316
Equity accounted investments	9,674	9,945
LP Investments
Disclosure of operating segments [line items]
Total assets	47,458	43,403
Total liabilities	32,146	27,516
Equity accounted investments	1,722	1,043
Corporate
Disclosure of operating segments [line items]
Total assets	656	355
Total liabilities	7,202	6,995
Equity accounted investments	$ 0	$ 0